Intangible asset - Narrative (Details) - patent		12 Months Ended
	Nov. 01, 2022	Jun. 30, 2023
Intangible asset
Amortisation period of intangible assets		20 years
Patents
Intangible asset
Number patents for which Notices of Allowance from the USPTO	2